Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of balances with related parties
	December 31,
	2021	2020
Assets:

Other accounts receivable and prepaid	$165	$-
Operating lease right-of-use assets	$1,303	$1,997

Liabilities:

Trade payables	$194	$76
Other liabilities and accrued expenses	$88	$49
Operating lease liabilities - current	$778	$671
Operating lease liabilities – non-current	$615	$1,352

Schedule of transactions with related parties
	Year ended December 31,
	2021	2020	2019

Expenses (1):

Cost of revenues	$189	$215	$320

Operating expenses:

Research and development, net	$1,083	$653	$829
Sales and marketing	$194	$191	$172
General and administrative	$212	$206	$211

Capital expenses	$29	$-	$12

(1)	Including utilities expenses charged to the related party and reimbursed by the Company.